Orbital receivables (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Jan. 01, 2016
Orbital receivables
Orbital receivables	$ 454.2	$ 445.5
Current portion	(30.0)	(27.1)
Non-current portion	424.2	$ 418.4	$ 409.7
Total contractual cash flows	788.4
Less than one year/2018
Orbital receivables
Orbital receivables	30.0
Total contractual cash flows	57.8
1-2 Years/2019
Orbital receivables
Orbital receivables	29.4
Total contractual cash flows	60.2
2-3 Years/2020
Orbital receivables
Orbital receivables	37.4
Total contractual cash flows	65.8
3-4 Years/2021
Orbital receivables
Orbital receivables	42.5
Total contractual cash flows	66.6
4-5 Years/2022
Orbital receivables
Orbital receivables	47.7
Total contractual cash flows	71.3
More than five years
Orbital receivables
Orbital receivables	267.2
Total contractual cash flows	$ 466.7
Orbital receivables | Minimum
Orbital receivables
Present value discount rate of receivable (in percent)	6.00%	6.00%
Orbital receivables | Maximum
Orbital receivables
Present value discount rate of receivable (in percent)	10.00%	10.00%
Launched
Orbital receivables
Orbital receivables	$ 394.6	$ 367.9
Current portion	(30.0)	(27.1)
Non-current portion	364.6	340.8
Launched | Less than one year/2018
Orbital receivables
Orbital receivables	30.0
Launched | 1-2 Years/2019
Orbital receivables
Orbital receivables	29.1
Launched | 2-3 Years/2020
Orbital receivables
Orbital receivables	35.7
Launched | 3-4 Years/2021
Orbital receivables
Orbital receivables	38.8
Launched | 4-5 Years/2022
Orbital receivables
Orbital receivables	41.8
Launched | More than five years
Orbital receivables
Orbital receivables	219.2
Unlaunched
Orbital receivables
Orbital receivables	59.6	77.6
Non-current portion	59.6	$ 77.6
Unlaunched | 1-2 Years/2019
Orbital receivables
Orbital receivables	0.3
Unlaunched | 2-3 Years/2020
Orbital receivables
Orbital receivables	1.7
Unlaunched | 3-4 Years/2021
Orbital receivables
Orbital receivables	3.7
Unlaunched | 4-5 Years/2022
Orbital receivables
Orbital receivables	5.9
Unlaunched | More than five years
Orbital receivables
Orbital receivables	$ 48.0